Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts receivable, net
Summary of accounts receivable, net

	As of	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
Accounts receivable – third parties	7,146,902	8,337,549	1,228,803
Less: allowance for credit losses	(887,898)	(2,318,007)	(341,632)
Accounts receivable, net	6,259,004	6,019,542	887,171

Summary of allowance for credit losses

	As o	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
Allowance for credit losses at beginning of the period	102,200	887,898	130,860
Additions charged to expense	785,698	1,430,109	210,772
Allowance for credit losses at end of the period	887,898	2,318,007	341,632

Summary of aging of accounts receivable based on the services provided

	As of	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
Within 90 days	4,016,277	2,589,833	381,694
90 – 180 days	1,209,825	2,688,785	396,279
180 days – 1 year	1,920,800	1,745,225	257,214
Over 1 year	—	1,313,706	193,616
Accounts receivable	7,146,902	8,337,549	1,228,803